Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0001652535
Registrant Name	Ichor Holdings, Ltd.
Registration File Number	333-295995
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES